Precious metals delivery and purchase agreement (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 03, 2019
Statement [Line Items]
Description of payment	increase its advance payment by $2.75 million per calendar quarter or up to $11.0 million in aggregate during fiscal 2023 in order to satisfy the gold delivery obligations under the Purchase Agreement. The advances are to be repaid through balancing fixed deliveries of gold commencing at the end of the existing agreement within the 12-month period from November 2025 to October 2026. The advances of $2.75 million per quarter were drawn in full during fiscal 2023
Purchase agreement				$ 25.0
Annual rate percentage	10.00%
Sandstorm Gold Ltd [Member] | Forward Commodity Pricing Curves [Member]
Statement [Line Items]
Loss on fair value metals deliverable	$ 3.4	$ 0.7	$ 20.8
Sandstorm Gold Ltd [Member] | Maxiimum [member]
Statement [Line Items]
Percentage of reduced variable deliveries	4.00%
Sandstorm Gold Ltd [Member] | Miniimum [member]
Statement [Line Items]
Percentage of reduced variable deliveries	2.00%